UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

Kavilco Incorporated

Schedule of Investments

For period ended March 31, 2012 (unaudited)

	Principal Amount or Shares	Fair Value
INVESTMENTS IN SECURITIES - 91.7%
U.S. Corporate Obligations - 81.7%
Chemical Industry - 6.3%
The Dow Chemical Company, 5.900%, due February 15, 2015	610,000	$678,759
E.I. DuPont de Nemour, 5.250%, due December 15, 2016	1,519,000	1,774,754
Total Chemical Industry		2,453,513

Communications - 13.4%
Comcast Corp., 10.625%, due July 15, 2012	1,338,000	1,395,280
AT&T, 5.100%, due September 15, 2014	1,250,000	1,376,800
CBS Corporation, 4.625%, due May 15, 2018	2,000,000	2,079,440
Deutsche Telekom Int. Fin., 6.000%, due July 8, 2019	250,000	287,000
Total Communications		5,138,520

Consumer, Cyclical - 10.7%
Dayton Hudson, 8.600%, due January 15, 2012	100,000	100,243
Home Depot Inc., 5.250%, due December 16, 2013	1,000,000	1,085,910
Safeway Inc., 5.625%, due August 15, 2014	1,229,000	1,330,036
Target Corp., 5.875%, due July 15, 2016	1,000,000	1,184,280
Avon Products Inc., 6.500%, due March 1, 2019	500,000	566,365
Total Consumer, Cyclical		4,266,834

Consumer, Non-cyclical - 3.3%
Coca Cola Enterprises, 8.500%, due February 1, 2012	700,000	704,109
McDonald's Corp., 5.300%, due March 15, 2017	500,000	594,425
Kraft Foods Inc., 6.500%, due August 11, 2017	250,000	297,392
Yum! Brands Inc., 5.300%, due September 15, 2019	355,000	397,188
Total Consumer, Non-cyclical		1,993,114

Diversified Company Industry - 4.9%
TYCO Intl Group, 6.000%, due November 15, 2013	1,245,000	1,348,746
Fortune Brands Inc., 6.375%, due June 15, 2014	500,000	546,720
Total Diversified Company Industry		1,895,466

Energy - 14.9%
Kinder Morgan Energy Partners, 5.625%, due February 15, 2015	500,000	549,070
PPL Energy Supply LLC, 5.700%, due October 15, 2015	80,000	86,803
Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,520,576
XTO Energy Inc., 6.250%, due August 1, 2017	1,000,000	1,227,400
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000	525,522
Transocean Inc., 7.375%, due April 15, 2018	1,350,000	1,452,856
Hess Corporation, 8.125%, due February 15, 2019	199,000	255,448
Total Energy		5,617,675

Financial - 1.0%
Boeing Capital Corp., 6.500%, due February 15, 2012	500,000	503,765
American Express Credit Co., 5.300%, due December 2, 2015	117,000	127,590
General Electric Capital Corp., 5.625%, due September 15, 2017	215,000	237,958
Total Financial		869,313

Paper & Forest Products Industry - 1.7%
International Paper, 9.375%, due May 15, 2019	500,000	660,630

Technology - 9.1%
Xerox Corporation, 5.500%, due May 15, 2012	2,000,000	2,010,200
Cisco Systems Inc., 5.500%, due February 22, 2016	960,000	1,114,090
Oracle Corp., 5.000%, due July 18, 2019	250,000	291,655
Adobe Systems Inc., 4.750%, due February 1, 2020	100,000	108,715
Total Technology		3,524,660

Transportation - 7.1%
CSX Corp., 5.500%, due August 1, 2013	964,000	1,022,553
Union Pacific Corp., 4.875%, due January 15, 2015	1,000,000	1,097,130
FedEx Corp., 8.000%, due January 15, 2019	500,000	646,345
Total Transportation		2,766,028

Utilities - 9.3%
Dominion Resources Inc., 5.000%, due March 15, 2013	1,000,000	1,039,690
Potomac Electric Power, 4.650%, due April 15, 2014	600,000	642,300
American Electric Power, 5.250%, due June 1, 2015	50,000	54,537
Southern Power Company, 4.875%, due July 15, 2015	1,250,000	1,377,938
Southern Electric Power, 5.550%, due January 15, 2017	174,000	195,494
Metropolitan Edison, 7.700%, due January 15, 2019	250,000	311,708
Total Utilities		3,621,667

Total U.S. Corporate Obligations (cost $30,181,844)		31,757,226

U.S. Common Stock - 4.4%

Computer Software & Services - 0.3%
Microsoft Corp.	3,640	117,408

Drug Industry - 0.2%
Bristol-Myers Squibb	1,500	50,625
Merck & Co. Inc.	1,500	57,600

		108,225

Electric Utility - 1.0%
Avista Corp	2000	51,160
Consolidated Edison Inc.	1500	87,630
Duke Energy Corp.	700	14,707
NSTAR	600	28,176
Entergy Corporation New	800	53,760
Progress Energy Inc.	600	31,866
Scana Corp.	700	31,927
Southern Company	1,800	80,874
Total Electric Utility		381,102

Exchange Traded Funds - 0.5%
iShares Investment Grade Corp. Bonds	600	74,003
iShares Silver Trust	1525	47,855
SPDR Gold Trust	350	56,742
Total Exchange Traded Funds		178,600

Food Processing - 0.2%
Kraft Foods Inc.	1,500	57,015

Mining - 0.1%
Silver Wheaton Corp.	700	23,240

Natural Gas (Diversified) - 0.1%
ONEOK Inc.	600	48,996

Real Estate Investment Trust - 1.2%
AvalonBay Communities	400	56,540
Healthcare Realty Trust Inc.	2300	50,600
Hospitality Properties Trust	2000	52,940
LTC Properties Inc.	3300	105,600
Mack Cali Rlty Corp	1800	51,876
Omega Healthcare Investors	2500	53,150
Washington Real Estate Invt	2000	59,400
Ventas Inc.	600	34,260
Total Real Estate Investment Trust		464,366

Telecommunications Services - 0.8%
AT&T	3,300	103,059
CenturyTel Inc.	2900	112085
Frontier Communications Corp.	192	801
Verizon Communications Inc.	2,000	76,460
Total Telecommunication Services		292,405

Total U. S. Common Stock (cost $1,387,980)		1,648,117

France Common Stock
Drug Industry - 0.1%
Sanofis-Aventis-ADR	600	23,250

Netherlands Common Stock
Petroleum Industry - 0.1%
Royal Dutch Shell PLC	400	28,052

United Kingdom Common Stock
Food Processing - 0.1%
Unilever PLC	800	26,440

Total Common Stock (cost $1,439,340)		1,725,859

Publicly Traded Partnerships - 1.8%
Oil/Gas Distribution - 1.8%
Amerigas Partners-LP	2500	101,300
Buckeye Partners LP	2300	140,714
Energy Transfer Partners LP	1600	75,056
Enterprise Products Partners	1600	80,752
Kinder Morgan Energy Partners	500	41,375
Nustar Energy LP Unit Com	900	53,172
PAA NAT Gas Storage LP Com Unit Ltd	3000	57,000
Plains All American Pipeline	800	62,760
Suburban Propane Partners L.P.	2000	86,000
Total Oil/Gas Distribution		698,129

Total Publicly Traded Partnerships (cost $643,394)		698,129

Total Investments in Securities (identified cost $30,292,072)		$35,637,908

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair value as of March 31, 2012:

	Level 1	Level 2	Level 3	Balance

ASSETS
Investments
U.S. corporate obligations	$-	$31,757,226	$-	$31,757,226
Common stock	1,725,859	-	-	1,725,859
Publicly traded partnerships	698,129	-	-	698,129
Real estate	-	-	3,794,617	3,794,617

	$2,423,988	$31,757,226	$3,794,617	$37,975,831

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the third fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President/Chief Executive Officer

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: May 30, 2012